Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Financial Instruments (Details) [Line Items]
Cash and cash equivalents amount (in Dollars)	$ 3,085
Israel [Member]
Financial Instruments (Details) [Line Items]
Interest rate	1.50%
Israel [Member] | Top of range [Member]
Financial Instruments (Details) [Line Items]
Interest rate	0.70%
Israel [Member] | Top of range [member]
Financial Instruments (Details) [Line Items]
Interest rate	4.85%